Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	189,763	189,763	187,777	187,777
Restricted cash	12,910	12,910	9,996	9,996
Investments	1,000	1,000	1,000	1,000
Debt	(1,763,082)	(1,762,938)	(1,766,043)	(1,765,726)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	1	1,378	3,613
	Financial instruments—Fair Value, net of current portion	—	3,701	589	1,119

Subtotal		—	3,702	1,967	4,732

		Asset Derivatives		Liability Derivatives
		December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	—	—
Bunker swaps	Current portion of financial instruments—Fair value	5,715	1,014	—	—
Bunker swaps	Financial instruments—Fair Value, net of current portion	1,312	1,465	—	—
Bunker call options	Current portion of financial instruments—Fair value	—	1,307	—	—
Bunker call options	Financial instruments—Fair Value, net of current portion	118	—	—	—

Subtotal		7,145	3,786	—	—

Total derivatives		7,145	7,488	1,967	4,732

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

Derivative	Gain/(Loss) Recognized in Accumulated Other Comprehensive Income on Derivative

		Amount
	(Effective Portion)	2017	2016	2015
Interest rate swaps		(3,692)	3,015	(5,446)

Total		(3,692)	3,015	(5,446)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)
	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location	Amount
Derivative		2017	2016	2015
Interest rate swaps	Depreciation expense	(189)	(156)	(154)
Interest rate swaps	Interest and finance costs, net	(2,511)	(3,243)	(2,996)
Total		(2,700)	(3,399)	(3,150)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income / (Loss) Location
Derivative		Amount
		2017	2016	2015
Interest rate swaps	Interest and finance costs, net	—	(47)	(24)
Bunker swaps	Interest and finance costs, net	5,903	2,586	(1,206)
Bunker put options	Interest and finance costs, net	—	—	564
Bunker call options	Interest and finance costs, net	(213)	909	(1,260)

Total		5,690	3,448	(1,926)

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements:	December 31, 2017	December 31, 2016
Interest rate swaps	(1,967)	(1,030)
Bunker swaps	7,027	2,479
Bunker call options	118	1,307

	5,178	2,756